Consolidated Statement Of Changes In Stockholders' Equity - USD ($)		Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock		Additional Paid in Capital	Accumulated Deficit	Barkbox Inc [Member]	Barkbox Inc [Member] Preferred Stock [Member] Convertible Preferred Stock [Member]	Barkbox Inc [Member] Common Stock	Barkbox Inc [Member] Treasury Stock [Member]	Barkbox Inc [Member] Additional Paid in Capital	Barkbox Inc [Member] Accumulated Deficit
Beginning Balance at Mar. 31, 2018								$ (76,321,000)	$ 59,987,000		$ (4,755,000)	$ 8,426,000	$ (79,992,000)
Beginning Balance (In Shares) at Mar. 31, 2018									7,752,515	4,641,293	259,953
Issuance of common stock								1,326,000				1,326,000
Net loss								(37,082,000)					(37,082,000)
Issuance for stock options exercised (In Shares)										311,937
Issuance for stock options exercised								989,000				989,000
Issuance of common stock warrants (In shares)										171,666
Issuance of common stock warrants								1,519,000				1,519,000
Founders and employee sale of common stock								2,173,000				2,173,000
Stock-based compensation								1,404,000				1,404,000
Ending Balance at Mar. 31, 2019								(105,992,000)	$ 59,987,000		$ (4,755,000)	15,837,000	(117,074,000)
Ending Balance (In Shares) at Mar. 31, 2019									7,752,515	5,124,896	259,953
Net loss								(31,368,000)					(31,368,000)
Issuance for stock options exercised (In Shares)										49,199
Issuance for stock options exercised								277,000				277,000
Issuance of common stock warrants (In shares)										22,616
Issuance of common stock warrants								271,000				271,000
Stock-based compensation								1,546,000				1,546,000
Cumulative impact from the adoption of ASU No. 2014-09 (Note 3)								(121,000)					(121,000)
Ending Balance at Mar. 31, 2020								(135,387,000)	$ 59,987,000		$ (4,755,000)	17,931,000	(148,563,000)
Ending Balance (In Shares) at Mar. 31, 2020									7,752,515	5,196,711	259,953
Cash received in excess of fair value of private warrants								80,000				80,000
Net loss								(31,391,000)					(31,391,000)
Issuance for stock options exercised (In Shares)										267,292
Issuance for stock options exercised								1,215,000				1,215,000
Issuance of common stock warrants (In shares)										35,000
Issuance of common stock warrants								1,098,000				1,098,000
Stock-based compensation								5,424,000				5,424,000
Modification of warrant								80,000				80,000
Repurchase of common stock (In Shares)										(415)
Repurchase of common stock								(9,000)			$ (9,000)
Ending Balance at Mar. 31, 2021		$ 5,000,004	$ 556	$ 636	[1]	$ 34,636,485	$ (29,637,673)	(158,970,000)	$ 59,987,000		$ (4,764,000)	25,748,000	(179,954,000)
Ending Balance (In Shares) at Mar. 31, 2021			5,561,195	6,358,750	[1]				7,752,515	5,498,588	259,953
Beginning Balance at Jul. 07, 2020		0	$ 0	$ 0	[1]	0	0
Beginning Balance (In Shares) at Jul. 07, 2020			0	0	[1]
Issuance of common stock		25,000		$ 719	[1]	24,281
Issuance of common stock (In Shares)	[1]			7,187,500
Sale of 25,435,000 Units, net of underwriting discounts		231,436,367	$ 2,544			231,433,823
Sale of 25,435,000 Units, net of underwriting discounts (In Shares)			25,435,000
Cash received in excess of fair value of private warrants		1,914,360				1,914,360
Forfeiture of Founder Shares				$ (83)	[1]	83
Forfeiture of Founder Shares (In Shares)	[1]			(828,750)
Class A common stock subject to possible redemption		(198,738,050)	$ (1,988)			(198,736,062)
Class A common stock subject to possible redemption (In Shares)			(19,873,805)
Net loss		(29,637,673)					(29,637,673)
Modification of warrant		1,914,360				1,914,360
Ending Balance at Mar. 31, 2021		$ 5,000,004	$ 556	$ 636	[1]	$ 34,636,485	$ (29,637,673)	$ (158,970,000)	$ 59,987,000		$ (4,764,000)	$ 25,748,000	$ (179,954,000)
Ending Balance (In Shares) at Mar. 31, 2021			5,561,195	6,358,750	[1]				7,752,515	5,498,588	259,953

[1]	On November 10, 2020, the Initial Stockholders’ contributed an aggregate of 1,437,500 shares of Class B common stock back to the Company for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding on such date. All share and per-share amounts have been retroactively restated to reflect the stock cancellation (see Note 6).